Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
2021	$ 42,539
2022	485,795
2023	361,304
2024	572,870
2025	0
thereafter	460,241
Total long-term debt	$ 1,922,749	$ 1,706,352